NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated condensed statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Revenues	$ 4,317.8	$ 4,293.8	$ 4,181.0
Depreciation and amortization	804.1	751.2	753.3
Financial expenses	277.8	282.9	291.5
Loss (gain) on valuation and translation of financial instruments	1.3	0.8	0.9
Income before income taxes	832.2	819.4	706.6
Income taxes (recovery)	214.2	215.5	167.5
Net income	651.2	701.4	542.9
Other comprehensive income (loss)	(72.3)	20.0	(20.7)
Comprehensive income	578.9	721.4	522.2
Parent Company
Revenues:
Dividends	611.0	266.0	113.0
Distributions in excess of the investments in subsidiaries		311.7	503.3
Management fees	47.2	56.4	59.2
Interest on loans to the parent corporation	41.8	35.8	14.8
Other	51.2	64.4	64.5
Revenues	751.2	734.3	754.8
General and administrative expenses	100.3	118.7	124.9
Depreciation and amortization	5.8	5.8	4.8
Financial expenses	100.6	111.1	107.0
Loss (gain) on valuation and translation of financial instruments	0.2	0.2	0.2
Other	(3.1)	2.8	2.4
Income before income taxes	547.4	495.7	515.5
Income taxes (recovery)	10.1	41.6	(5.3)
Net income	537.3	454.1	520.8
Other comprehensive income (loss)	(0.8)	16.4	(3.9)
Comprehensive income	$ 536.5	$ 470.5	$ 516.9